Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Employee Benefits [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	12 years 7 months 6 days	14 years
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 12,485
Defined contribution costs	¥ 46,446	¥ 37,345	¥ 34,052